Loans Receivable (including Covered Loans) - Changes in Accretable Yield for Acquired Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretion	$ 518	$ 802
Credit-impaired acquired loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, balance at beginning of period	97,125	115,513
Carrying amount, balance at beginning of period	135,826	207,809
Accretable yield, additions	0	0
Carrying Amount, additions	0	0
Accretable yield, reclassifications from nonaccretable balance, net	6,307	17,486
Carrying amount, reclassifications from nonaccretable balance, net	0	(2,069)
Accretable yield, accretion	(30,727)	(35,874)
Accretion	30,727	35,874
Accretable yield, transfers to real estate owned	0	0
Carrying amount, transfers to real estate owned	(2,975)	(10,131)
Accretable yield, payments received, net	0	0
Carrying amount, payments received, net	(52,278)	(95,657)
Accretable yield, balance at end of period	72,705	97,125
Carrying amount, balance at end of period	111,300	135,826
Acquired non-impaired loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, balance at beginning of period	14,513	22,240
Carrying amount, balance at beginning of period	275,862	403,229
Accretable yield, additions	0	0
Carrying Amount, additions	0	0
Accretable yield, reclassifications from nonaccretable balance, net	346	0
Carrying amount, reclassifications from nonaccretable balance, net	0	0
Accretable yield, accretion	(7,655)	(7,727)
Accretion	7,655	7,727
Accretable yield, transfers to real estate owned	0	0
Carrying amount, transfers to real estate owned	(150)	(4,710)
Accretable yield, payments received, net	0	0
Carrying amount, payments received, net	(96,287)	(130,384)
Accretable yield, balance at end of period	7,204	14,513
Carrying amount, balance at end of period	$ 187,080	$ 275,862